Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2020
Non-controlling interests
Schedule of non-controlling interests

As of December 31, 2019, the non-controlling interests consisted of the following:

		December 31,
	Ownership	2019
		US$
Shaanxi Zhongmao Economy Development Co., Ltd.	34.02%	6,285,895
Xinyuan Property Management Service (Cayman) Ltd.	32.50%	(28,398,921)
Taicang Pengchi Real Estate Co., Limited. (Note 18 (a))	83.00%	(31,228,046)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (Note 18 (a.b))	80.00%	(34,280,307)
Henan Renxin Real Estate Co., Ltd.	49.00%	—
Suzhou Yefang Real Estate Co., Limited. (Note 18(a.b))	79.99%	(11,463,297)
Others		(2,565,707)

Total		(101,650,383)

As of December 31, 2020, the non-controlling interests consisted of the following:

		December 31,
	Ownership	2020
		US$
Shaanxi Zhongmao Economy Development Co., Ltd.	34.02%	—
Xinyuan Property Management Service (Cayman) Ltd.	32.50%	(44,142,857)
Taicang Pengchi Real Estate Co., Limited. (Note 18 (a))	83.00%	(35,235,533)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (Note 18 (a.b))	80.00%	(42,530,617)
Henan Renxin Real Estate Co., Ltd.	49.00%	—
Suzhou Yefang Real Estate Co., Limited. (Note 18(a.b))	79.99%	(12,256,043)
Henan Yanchuang Enterprise Management Consulting Co. Ltd	49.00%	(225,290,809)
Zhengzhou Xinhe Real Estate Co., Ltd	20.00%	(2,257,587)
Others		1,282,244

Total		(360,431,202)